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                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED JUNE 29, 2009
                                      TO
                         PROSPECTUSES DATED MAY 1, 2009

This supplement describes a change to the prospectus and the Statement of Additional Information ("SAI") for your variable annuity contract issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). If you would like another copy of the prospectus, or a copy of the SAI, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (866) 547-3793.

The paragraph relating to the Insurance Marketplace Standards Association, which appears under the sub-heading "The Insurance Company" in the prospectus and SAI, is hereby deleted.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                              Telephone: (866) 547-3793
Irvine, CA 92614

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